Segment reporting - Reconciles total consolidated assets to the total segment assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Total assets	$ 3,524,706	$ 3,118,013
Assets	(3,524,706)	(3,118,013)
Total liabilities	1,584,016	1,212,519
Liabilities	(1,584,016)	(1,212,519)
Total Burford-only segments
Segment reporting
Total assets	2,736,416	2,467,805
Assets	(2,736,416)	(2,467,805)
Total liabilities	1,184,626	805,593
Liabilities	(1,184,626)	(805,593)
Capital provision
Segment reporting
Total assets	2,451,310	2,251,698
Assets	(2,451,310)	(2,251,698)
Total liabilities	1,029,107	686,123
Liabilities	(1,029,107)	(686,123)
Asset Management and other services
Segment reporting
Total assets	63,443	48,940
Assets	(63,443)	(48,940)
Total liabilities	50,750	577
Liabilities	(50,750)	(577)
Other Corporate
Segment reporting
Total assets	221,663	167,167
Assets	(221,663)	(167,167)
Total liabilities	104,769	118,893
Liabilities	(104,769)	(118,893)
Total Consolidated
Segment reporting
Total assets	3,524,706	3,118,013
Assets	(3,524,706)	(3,118,013)
Total liabilities	1,584,016	1,212,519
Liabilities	(1,584,016)	(1,212,519)
Total Consolidated | Capital provision
Segment reporting
Total assets	3,255,763	2,912,748
Assets	(3,255,763)	(2,912,748)
Total liabilities	1,428,497	1,093,049
Liabilities	(1,428,497)	(1,093,049)
Total Consolidated | Asset Management and other services
Segment reporting
Total assets	47,280	38,098
Assets	(47,280)	(38,098)
Total liabilities	50,750	577
Liabilities	(50,750)	(577)
Total Consolidated | Other Corporate
Segment reporting
Total assets	221,663	167,167
Assets	(221,663)	(167,167)
Total liabilities	104,769	118,893
Liabilities	(104,769)	(118,893)
Adjustment for third-party interests
Segment reporting
Total assets	788,290	650,208
Assets	(788,290)	(650,208)
Total liabilities	399,390	406,926
Liabilities	(399,390)	(406,926)
Adjustment for third-party interests | Capital provision
Segment reporting
Total assets	804,453	661,050
Assets	(804,453)	(661,050)
Total liabilities	399,390	406,926
Liabilities	(399,390)	(406,926)
Adjustment for third-party interests | Asset Management and other services
Segment reporting
Total assets	(16,163)	(10,842)
Assets	$ 16,163	$ 10,842